General information	12 Months Ended
Dec. 31, 2022
General information about financial statements [Abstract]
General information
1.	General information
Alvotech (the “Parent” or the “Company” or “Alvotech”), previously known as Alvotech Lux Holdings S.A.S., the surviving company after the Business Combination (as defined below) with, among other parties, Alvotech Holdings S.A. (the “Predecessor”), is a Luxembourg public limited company (société anonyme) incorporated and existing under the laws of the Grand Duchy of Luxembourg, having its registered office at 9, rue de Bitbourg,
L-1273
Luxembourg, Grand Duchy of Luxembourg and is registered with the Luxembourg Trade and Companies’ Register under number B 258884. The Company was incorporated on 23 August 2021. These consolidated financial statements were approved by the Group’s Board of Directors, and authorized for issue, on 1 March 2023.
The Company and its subsidiaries (collectively referred to as the “Group”) are a global biotech company specialized in the development and manufacture of biosimilar medicines for patients worldwide. The Group has commercialized a certain biosimilar product and has multiple biosimilar molecules.
1.1 Capital Reorganization
On 15 June 2022 (the “Closing Date”), the Company consummated the capital reorganization with Alvotech Holdings S.A. and OACB (the “Business Combination” or “Capital Reorganization”) pursuant to the business combination agreement, dated as of 7 December 2021, as amended by an amendment agreement dated 18 April 2022 and 7 June 2022 (the “Business Combination Agreement”), by and among the Company, Oaktree Acquisition Corp. II (“OACB”) and the Predecessor. The closing of the Business Combination resulted in the following transactions:

•
OACB merged with and into the Company, whereby (i) all of the outstanding ordinary shares of OACB (“OACB Ordinary Shares”) were exchanged for ordinary shares of Alvotech (“Ordinary Shares”) on a one-for-one
basis, pursuant to a share capital increase of Alvotech and (ii) all of the outstanding warrants of OACB ceased to represent a right to acquire OACB Ordinary Shares and now represent a right to be issued one Ordinary Share, with Alvotech as the surviving company in the merger. Prior to the merger OACB shares were redeemed, resulting in $9.8 million of cash proceeds from the OACB trust account;

•	Alvotech redeemed and canceled the initial shares held by the initial sole shareholder of Alvotech pursuant to a share capital reduction of Alvotech;

•	The legal form of Alvotech changed from a simplified joint stock company (société par actions simplifiée) to a public limited liability company (société anonyme) under Luxembourg law; and

•
The Predecessor merged with and into the Parent, whereby all outstanding ordinary shares of the Predecessor (“Predecessor Ordinary Shares”) were exchanged for Ordinary Shares, pursuant to a share capital increase of Alvotech, with Alvotech as the surviving company in the merger.

Concurrently with the execution of the Business Combination Agreement, OACB and Alvotech entered into subscription agreements (“Subscription Agreements”) with certain investors (the “PIPE Financing”). On 15 June 2022, immediately prior to the closing of the Business Combination, the PIPE Financing was closed, pursuant to the Subscription Agreements, in which subscribers collectively subscribed for 17,493,000 Ordinary Shares at $10.00 per share for an aggregate subscription price equal to $174.9 million.
As part of the Business Combination, Predecessor shareholders were granted a total of 38,330,000 Ordinary Shares subject to certain vesting conditions (“Predecessor Earn Out Shares”). Former OACB shareholders were granted a total of 1,250,000 Ordinary Shares subject to certain vesting conditions (“OACB Earn Out Shares”). Additionally, as part of the Business Combination the Company assumed the 10,916,647 outstanding warrants (“OACB Warrants”), on substantially the same contractual terms and conditions as were in effect immediately prior to the Business Combination. See Note 27 for further details.

The Business Combination was accounted for as a capital reorganization. Under this method of accounting, OACB was treated as the “acquired” company for financial reporting purposes, with Alvotech Holdings S.A. being the accounting acquirer and accounting predecessor. Accordingly, the capital reorganization was treated as the equivalent of Alvotech issuing shares at the closing of the Business Combination for the net assets of OACB as of the Closing Date, accompanied by a recapitalization. The capital reorganization, which was not within the scope of IFRS 3 since OACB did not meet the definition of a business in accordance with that guidance, was accounted for within the scope of IFRS 2. In accordance with IFRS 2, Alvotech recorded a one-time
non-cash
share listing expense of $83.4 million, recognized as a general and administrative expense, based on the excess of the fair value of Alvotech shares issued, at the Closing Date, over the fair value of OACB’s identifiable net assets acquired. The fair value of shares issued was estimated based on a market price of $9.38 per share as of 15 June 2022.

	Shares	(in 000s)
OACB Shareholders
Class A Shareholders	976,505
Class B Shareholders	5,000,000
OACB Earn Out Shares	1,250,000

Total Alvotech Shares issued to OACB shareholders	7,226,505

Fair value of Shares issued to OACB as of 15 June 2022		$56,060
Fair value of OACB Earn Out Shares issued to OACB as of 15 June 2022		9,100

Estimated fair market value		65,160

Adjusted net liabilities of OACB as of 15 June 2022		(18,251)

Difference – being the share listing expense		83,411

In connection with the Business Combination and PIPE Financing, the Company incurred $28.5 million of transaction costs, which represent legal, financial advisory, and other professional fees in connection with the Business Combination and PIPE Financing, during the year ended 31 December 2022. Of this amount, $5.6 million represented equity issuance costs related to PIPE Financing that were capitalized in share premium. The remaining $22.9 million was recognized as general and administrative expense.
1.2 Information about subsidiaries and joint ventures

Entity name	Principal activity	Issued and paid capital (presented in whole shares)	Place of establishment	Proportion of ownership and voting power held by Alvotech
				31.12.2022	31.12.2021
Alvotech hf	Biopharm.	3,885,102	Iceland	100.00%	100.00%
Alvotech Germany GmbH	Biopharm.	31,182	Germany	100.00%	100.00%
Alvotech Swiss AG	Biopharm.	153,930	Switzerland	100.00%	100.00%
Alvotech Hannover GmbH	Biopharm.	29,983	Germany	100.00%	100.00%
Alvotech Malta Ltd	Group Serv.	80,450	Malta	100.00%	100.00%
Alvotech USA Inc	Biopharm.	10	USA	100.00%	100.00%
Alvotech UK Ltd	Group Serv.	135	UK	100.00%	100.00%
Alvotech Manco ehf	Group Serv.	203,046	Iceland	100.00%	—
Alvotech Biosciences India Private Ltd	Biopharm	96,113	India	100.00%	—
Fasteignafelagið Sæmundur hf	Real estate	12,965,337	Iceland	100.00%	—
Alvotech & CCHN Biopharmaceutical Co. Ltd*	Biopharm.	110,000,021	China	50.00%	50.00%

*	Alvotech & CCHN Biopharmaceutical Co. Ltd. is an unconsolidated joint venture (see Note 26).

1.3 Information about shareholders
Significant shareholders of the Company are Aztiq Pharma Partners S.à r.l. (Aztiq) and Alvogen Lux Holdings S.à r.l. (Alvogen), with 40.7% and 35.8% ownership interest as of 31 December 2022, respectively. The remaining 23.5% ownership interest is held by various entities, with no single shareholder holding more than 2.4% ownership interest as of 31 December 2022.
Aztiq and Alvogen held 45.1% and 39.5% ownership interest as of 31 December 2021, respectively. The remaining 15.4% ownership interest was held by various entities, with no single shareholder holding more than 2.4% ownership interest as of 31 December 2021.
1.4 Impact of
COVID-19,
the Russia and Ukraine Conflict, and Economic Conditions
With the ongoing
COVID-19
pandemic, the Group created a
COVID-19
task force which implemented a business continuity plan to address and mitigate the impact of the pandemic on the Group’s business and operations across sites. As a result, in the short-term, the pandemic has not had a material impact on the Group’s financial condition, results of operations, the timelines for biosimilar product development, expansion efforts or the Group’s operations as a whole. However, the extent to which the pandemic will impact the Group’s business, biosimilar product development and expansion efforts, corporate development objectives and the value of and market for the Ordinary Shares will depend on future developments that are highly uncertain and cannot be predicted with confidence at this time, such as the ultimate direction of the pandemic, emergence and spread of new variants of the disease, travel restrictions, quarantines, social distancing, business closure requirements and the effectiveness of other actions taken globally to contain and treat the disease. The global economic slowdown, the overall disruption of global supply chains and distribution systems, the effects of this on the work of appropriate regulatory authorities in different regions and the other risks and uncertainties associated with the pandemic could have a material adverse effect on the Group’s business, financial condition, results of operations and growth prospects.
In February 2022, Russia began a military invasion of Ukraine. The global response to this invasion could have an adverse impact on the Group’s business, including the effects of relocating clinical trials and the Group’s ability to market and sell products in Europe, by creating disruptions in global supply chain, and potentially having an adverse impact on the global economy, European economy, financial markets, energy markets, currency rates, and otherwise. Currently, the conflict has not had a material impact on the Group’s financial condition, results of operations, the timelines for biosimilar product development, expansion efforts or the Group’s operations as a whole.
The Company believes that inflation will have a general impact on the business in line with overall price increases, increases in the cost of borrowing, and operating in an inflationary economy. We cannot predict the timing, strength, or duration of any inflationary period or economic slowdown or its ultimate impact on the Company. If the conditions in the general economy significantly deviate from present levels and continue to deteriorate it could have a material adverse effect on the Group’s business, financial condition, results of operations and growth prospects.
1.5 Going concern
The Group has primarily funded its operations with proceeds from the issuance of ordinary shares and the issuance of loans and borrowings to both related parties and third parties. The Group has also incurred recurring losses since its inception, including net losses of $513.6 million, $101.5 million and $170.0 million for the years ended 31 December 2022, 2021, and 2020, respectively, and had an accumulated deficit of $1,654.1 million as of 31 December 2022. The Group has not generated positive operational cash flow, largely due to the continued focus on biosimilar product development and expansion efforts.

As of 31 December 2022, the Group had cash and cash equivalents, excluding restricted cash, of $66.4 million and current assets less current liabilities of $63.4 million. In February and March 2022, Alvotech received $25.0 million from each of Alvogen and Aztiq pursuant to interest free loan advances provided by both significant shareholders, who agreed to settle these outstanding amounts in Ordinary Shares rather than cash in July 2022. The closing of the Business Combination and the PIPE Financing provided the Group with net

proceeds of $131.9 million that is expected to be used to finance the continuing development and commercialization of its biosimilar products. Additionally, during the year ended 31 December 2022 the Company received $110.0 million in loans from Alvogen, successfully amended and upsized the outstanding Senior Bonds resulting in $57.9 million of net
cash proceeds, along with net cash proceeds of $73.4 million from the issuance of the Tranche A and Tranche B Convertible Bonds and Facility Loans, of which $50.0 million was used to repay amounts drawn under the Alvogen Facility.

On 25 January 2023, the Company issued an additional $10.0 million in Tranche B Convertible Bonds. Holders of the Tranche B Convertible Bonds may elect, at their sole discretion, to convert all or part of the principal amount and accrued interest into Alvotech Ordinary Shares at a conversion price of $10.00 per share on December 31, 2023, or June 30, 2024. See Note 29 for further details.
On 10 February 2023, Alvotech completed
a
private placement
, at the then-prevailing exchange rates, of its Ordinary Shares at a purchase price of $
11.57
per Ordinary Share
, resulting in proceeds of $
137.0
million and transaction costs of $4.8 million.
See Note 29 for further details.

Additionally, the Group expects to continue to source its financing during the development of its biosimilar products from new and existing out-license
contracts with customers. In light of these conditions and events, along with those noted in Note 1.4, management evaluated whether there is substantial doubt about the Group’s ability to continue as a going concern for at least one year after the date that the consolidated financial statements are issued. Based on the cash on hand, funding received, and projected future cash flows, management concluded that the Company has the ability to continue as a going concern for at least one year after the date that the consolidated financial statements are issued.
As such, the consolidated financial statements have been prepared on a going concern basis. However, although management continues to pursue these plans, there is no assurance that the Group will be successful in obtaining sufficient funding on terms acceptable to the Group to fund continuing operations, if at all. If financing is obtained, the terms of such financing may adversely affect the holdings or the rights of the Group’s shareholders. The ability to obtain funding, therefore, is outside of management’s control and is a material uncertainty that may cast significant doubt upon the Group’s ability to continue as a going concern.